Intangible Assets	12 Months Ended
Mar. 31, 2024
Intangible Assets [Abstract]
Intangible Assets
13	Intangible Assets

The components of intangible assets, were as follows:

(In USD)

		March 31, 2024			March 31, 2023
As at	Average useful life	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Computer software	5 years	$33,033	$(14,640)	$18,393	$140,181	$(106,769)	$33,412
Total		33,033	(14,640)	18,393	140,181	(106,769)	33,412

Amortization expense for the year ended March 31, 2024 and March 31, 2023 was $6,981 and $41,331 respectively Future amortization of intangible assets that will be recorded in general and administrative expenses is estimated as follows.

	Year ended 31 March
	2024	2023
2024	$6,575	$10,581
2025	6,575	10,054
2026	5,050	7,048
2027	193	5,347
2028	-	382
Thereafter	-
Total remaining amortization	18,393	33,412